ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 107.66%
ASSET-BACKED SECURITIES — 5.68%**
Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2
1.94% 08/15/46
1
$ 150,000 $ 127,880
Flexential Issuer,
Series 2021-1A, Class A2
3.25% 11/27/51
1
150,000 131,006
GoodLeap Sustainable Home Solutions Trust,
Series 2022-1GS, Class A
2.70% 01/20/49
1
95,993 73,795
Loanpal Solar Loan Ltd.,
Series 2021-1GS, Class A
2.29% 01/20/48
1
165,049 124,439
Sunnova Helios VII Issuer LLC,
Series 2021-C, Class A
2.03% 10/20/48
1
183,459 150,032
Total Asset-Backed Securities
(Cost $731,950) 607,152
MORTGAGE-BACKED — 86.29%**
Non-Agency Commercial Mortgage-Backed — 34.16%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class A1A1
3.90% 08/10/35
1
150,000 139,425
BX Commercial Mortgage Trust,
Series 2022-AHP, Class AS
(CME Term SOFR 1-Month plus 1.49%)
5.83% 01/17/39
1,2
155,000 147,602
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
125,000 108,494
CAMB Commercial Mortgage Trust,
Series 2021-CX2, Class B
2.77% 11/10/46
1,3
150,000 114,779
Commercial Mortgage Trust,
Series 2019-521F, Class A
(LIBOR USD 1-Month plus 0.90%)
5.22% 06/15/34
1,2
150,000 143,469
Commercial Mortgage Trust,
Series 2020-CX, Class A
2.17% 11/10/46
1
176,000 138,427
Commercial Mortgage Trust,
Series 2022-HC, Class A
2.82% 01/10/39
1
150,000 129,008
DBUBS Mortgage Trust,
Series 2017-BRBK, Class F
3.53% 10/10/34
1,3
150,000 129,446
DOLP Trust,
Series 2021-NYC, Class A
2.96% 05/10/41
1
150,000 119,608
DROP Mortgage Trust,
Series 2021-FILE, Class A
(LIBOR USD 1-Month plus 1.15%)
5.47% 10/15/43
1,2
150,000 143,248
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Frost CMBS DAC,
Series 2021-1A, Class GBB
(Ireland)
(SONIA plus 1.65%)
4.92% 11/20/33
1,2,4
$ 250,000 $ 279,972
Grace Trust,
Series 2020-GRCE, Class B
2.60% 12/10/40
1
150,000 113,866
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
150,000 129,318
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,3
150,000 126,039
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
150,000 130,698
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A
(LIBOR USD 1-Month plus 0.80%)
5.12% 05/15/36
1,2
130,000 128,741
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class C
2.93% 11/05/44
1,3
125,000 83,615
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP, Class F
2.93% 11/05/44
1,3
200,000 109,291
Manhattan West Mortgage Trust,
Series 2020-1MW, Class A
2.13% 09/10/39
1
160,000 136,892
MFT Mortgage Trust,
Series 2020-B6, Class B
3.28% 08/10/40
1,3
150,000 106,479
Morgan Stanley Capital I Trust,
Series 2020-CNP, Class A
2.43% 04/05/42
1,3
150,000 118,196
Natixis Commercial Mortgage Securities Trust,
Series 2019-10K, Class A
3.62% 05/15/39
1
150,000 130,029
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
150,000 123,693
One New York Plaza Trust,
Series 2020-1NYP, Class AJ
(LIBOR USD 1-Month plus 1.25%)
5.57% 01/15/36
1,2
150,000 140,366
SFO Commercial Mortgage Trust,
Series 2021-555, Class C
(LIBOR USD 1-Month plus 1.80%)
6.12% 05/15/38
1,2
130,000 114,258
Shops at Crystals Trust,
Series 2016-CSTL, Class A
3.13% 07/05/36
1
150,000 130,309
SLG Office Trust,
Series 2021-OVA, Class A
2.59% 07/15/41

100,000 79,865

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
STWD Mortgage Trust,
Series 2021-LIH, Class A
(LIBOR USD 1-Month plus 0.86%)
5.18% 11/15/36
1,2
$ 160,000 $ 154,435
3,649,568
Non-Agency Mortgage-Backed — 0.81%
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 02/25/23)
4.25% 08/25/54
1
98,275 86,313
U.S. Agency Commercial Mortgage-Backed — 1.04%
Freddie Mac Multifamily ML Certificates,
Series 2021-ML12, Class XUS (IO)
1.22% 07/25/41
1,3
1,089,957 111,917
U.S. Agency Mortgage-Backed — 50.28%
Fannie Mae Pool AL9266
3.00% 10/01/46 135,555 122,884
Fannie Mae Pool BO2256
3.00% 10/01/49 308,200 274,785
Fannie Mae Pool BV9977
3.50% 06/01/52 97,495 88,735
Fannie Mae Pool BW0000
4.00% 07/01/52 98,066 92,083
Fannie Mae Pool CA5496
3.00% 04/01/50 386,311 346,238
Fannie Mae Pool CB4211
4.50% 07/01/52 122,977 118,462
Fannie Mae Pool FM2870
3.00% 03/01/50 238,991 214,051
Fannie Mae Pool FM3687
2.50% 06/01/50 349,167 301,574
Fannie Mae Pool FS1598
2.00% 04/01/52 120,743 98,290
Fannie Mae Pool MA4398
2.00% 08/01/51 171,111 139,841
Fannie Mae Pool MA4414
2.50% 09/01/51 197,912 168,147
Fannie Mae REMICS,
Series 2019-25, Class PA
3.00% 05/25/48 226,382 207,960
Freddie Mac Gold Pool G67707
3.50% 01/01/48 208,647 195,764
Freddie Mac Gold Pool G67708
3.50% 03/01/48 40,988 38,306
Freddie Mac Pool QA7550
3.00% 03/01/50 69,485 61,908
Freddie Mac Pool QA8518
3.00% 04/01/50 83,558 74,446
Freddie Mac Pool RA3282
3.00% 08/01/50 376,951 337,025
Freddie Mac Pool RA5552
3.00% 07/01/51 241,770 213,631
Freddie Mac Pool RA5855
2.50% 09/01/51 206,462 175,411
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool RA6528
2.50% 02/01/52 $ 23,240 $ 19,688
Freddie Mac Pool RA7091
2.50% 03/01/52 144,558 122,821
Freddie Mac Pool RA7543
4.00% 06/01/52 120,618 113,184
Freddie Mac Pool SD7511
3.50% 01/01/50 36,764 34,124
Freddie Mac Pool SD8222
4.00% 06/01/52 96,399 90,389
Freddie Mac REMICS,
Series 3067, Class FA
(LIBOR USD 1-Month plus 0.35%)
4.67% 11/15/35
2
63,624 62,848
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
4.62% 04/15/35
2
15,763 15,699
Freddie Mac REMICS,
Series 3210, Class F
(LIBOR USD 1-Month plus 0.40%)
4.72% 05/15/36
2
4,357 4,357
Freddie Mac REMICS,
Series 4139, Class DA
1.25% 12/15/27 26,069 24,251
Ginnie Mae (TBA)
2.50% 01/20/53 150,000 129,960
UMBS (TBA)
2.00% 01/01/53 500,000 406,978
2.50% 01/01/53 325,000 275,006
4.00% 01/01/53 75,000 70,325
4.50% 01/01/53 275,000 264,805
5.00% 01/01/53 475,000 468,042
5,372,018
Total Mortgage-Backed
(Cost $10,477,530) 9,219,816
U.S. TREASURY SECURITIES — 15.69%
U.S. Treasury Bonds — 4.65%
U.S. Treasury Bonds
2.00% 11/15/41 5,000 3,580
2.38% 02/15/42 65,000 49,700
4.00% 11/15/52 441,000 443,550
496,830
U.S. Treasury Notes — 11.04%
U.S. Treasury Notes
3.88% 12/31/27 24,000 23,863
4.00% 12/15/25 9,000 8,944
4.13% 11/15/32 868,000 885,428
4.25% 12/31/24 19,000 18,938

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.50% 11/30/24 $ 242,000 $ 242,047
1,179,220
Total U.S. Treasury Securities
(Cost $1,665,248) 1,676,050
Total Bonds — 107.66%
(Cost $12,874,728)
11,503,018
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.22%
Money Market Funds — 5.33%
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
5
569,659 569,659
U.S. Agency Discount Notes — 0.89%
Federal Home Loan Bank
1.04%
6
06/14/24 100,000 94,745
Total Short-Term Investments
(Cost $669,659) 664,404
Total Investments - 113.88%
(Cost $13,544,387) 12,167,422
Liabilities in Excess of Other Assets - (13.88)% (1,483,123)
Net Assets - 100.00% $ 10,684,299
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Foreign denominated security issued by foreign domiciled entity.
5
Represents the current yield as of December 31, 2022.
6
Represents annualized yield at date of purchase.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 266,772 GBP 234,000 Citibank N.A. 01/13/23 $ (14,818)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 12 03/31/23 $ 2,460,938 $ 2,954 $ 2,954
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 3 03/31/23 (323,789) (53) (53)
TOTAL FUTURES CONTRACTS $ 2,137,149 $ 2,901 $ 2,901

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

ESG Securitized Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
ESG SECURITIZED FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 569,659 $ — $ — $ 569,659
U.S. Agency Discount Notes — 94,745 — 94,745
Long-Term Investments:
Asset-Backed Securities — 607,152 — 607,152
Mortgage-Backed Securities — 9,219,816 — 9,219,816
U.S. Treasury Securities 1,676,050 — — 1,676,050
Other Financial Instruments
*
Assets:
Interest rate contracts 2,954 — — 2,954
Liabilities:
Foreign currency exchange contracts — (14,819) — (14,819)
Interest rate contracts (53) — — (53)
Total $ 2,248,610 $ 9,906,894 $ — $ 12,155,504
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.